8. Share Based Payments - Narrative (Details)		3 Months Ended				6 Months Ended				12 Months Ended
	Apr. 20, 2018 EUR (€) Y tranche shares	Jun. 30, 2019 EUR (€) EquityInstruments	Jun. 30, 2019 USD ($) EquityInstruments	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 EUR (€) EquityInstruments Y shares	Jun. 30, 2019 USD ($) EquityInstruments Y shares	Jun. 30, 2018 EUR (€) Y	Jun. 30, 2018 USD ($) Y	Dec. 31, 2018 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards exercised | shares						0	0
Number of options issued | shares	240,000
Number of tranches | tranche	3
Trading days	15 days
Weighted average share price | $							$ 3.04		$ 1.83
Grant date fair value	€ 133,000						$ 164,000
Otions life | Y	2					5.83	5.83	5.67	5.67
Share based expense		€ 566,000		€ 567,000		€ 1,167,000		€ 937,000
Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $							$ 6.15
Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price	€ 8.20
Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price	€ 10.25
Research and Development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based expense			$ 231,000		$ 237,000	500,000		396,000
General and Administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based expense			$ 335,000		$ 330,000	€ 667,000		€ 541,000
ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)						3 years	3 years
Awards granted | EquityInstruments		1,081,250	1,081,250			1,578,053	1,578,053
Awards cancelled or forfeited | EquityInstruments		4,164	4,164			4,164	4,164
Awards outstanding | EquityInstruments		7,500,000				7,500,000				5,900,000
Awards exercised | shares						10,107	10,107
Awards vested | EquityInstruments						4,000,000	4,000,000			2,800,000
Exercise period						10 years	10 years
ESOP 2014 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		€ 1.30				€ 1.30
ESOP 2014 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		€ 13.47				€ 13.47